Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 24,307	€ 14,947
Commitment fee	0
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	21,330
Trade receivables secured borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	728
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 2,249